Investment Objectives and Goals - Calamos Active Hedged Equity ETF	Aug. 03, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Calamos Active Hedged Equity ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Calamos Active Hedged Equity ETF (the “Fund”) seeks total return with lower volatility than equity markets.